Lease Arrangements - Other Lease Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Expenses relating to short-term leases and low-value asset leases	$ 2,800	$ 1,537	$ 1,263
Cash inflow for leases	$ (16,002)
Total cash outflows for leases		$ (14,863)	$ (14,025)